SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share	1,686,490	115,450	78,869	140,869
Common stock warrants
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share			46,007	89,007
Assumed conversion of preferred stock
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share				39,464
Stock options
Antidilutive Securities Excluded from Computation of diluted weighted average shares
Antidilutive securities excluded from computation of earnings per share	23,817	26,443	32,862	12,398